Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule Of Income Before Income Tax Domestic And Foreign And Components of Income Tax Expense Benefit [Table Text Block]
Income before income taxes and Income tax expense consisted of the following:

For the period from May 19, 2021 to December 31, 2021
(In thousands)
Income before income taxes:
Domestic operations	$—
Foreign operations	11,907

$11,907

Income tax expense:
Current:
Federal	$—
State	—
Foreign	4,893

4,893

Deferred:
Domestic operations	—
Foreign operations	146

146

$5,039

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The Company’s Income tax expense differs from the amount that would be computed by applying the U.S. federal statutory rate as follows:

For the period from May 19, 2021 to December 31, 2021
(In thousands)
Taxes calculated at the U.S. federal statutory rate	$2,500
Effect of tax rates on international operations	1,112
Withholding taxes	1,427

Income tax expense	$5,039

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The significant components of deferred tax assets and liabilities are as follows:

December 31, 2021
(In thousands)
Deferred tax assets:
Expenses currently not deductible	$3,423

Deferred tax liabilities:
Depreciation and amortization	$(8,064)
Inventory	(722)

Total deferred tax liabilities	$(8,786)

Total deferred tax liabilities, net	$(5,363)